UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Address of principal executive offices)

 (Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Upright Growth Fund

AFLAC INCORPORATED

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 5/3/2010	Meeting Date: 2/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of 16 Directors of the Company. Nominees:1a Daniel P. Amos 1b John Shelby Amos 1c Paul S. Amos 1d Michael H. Armacost 1e Kriss Cloninger 1f Joe Frank Harris 1g Elizabeth J. Hudson 1h Douglas W. Johnson 1i Robert B. Johnson 1j Charles B. Knapp 1k E. Stephen Purdom, M.D. 1l Barbara K. Rimer, Dr. PH 1m Marvin R. Schuster 1n David Gary Thompson 1o Robert L. Wright 1p Takuro Yoshida	For	Issuer	For	With
3	Ratification of appointment of KPMG LLP as independent registered public accounting firm of the company for the year ending December 31,2010	For	Issuer	For	With

AMGEN INC.

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 5/12/2010	Meeting Date: 3/15/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect thirteen directors to the Board of Directors of Amgen Inc. for a term of office expiring at the 2011 annual meeting of stockholders. The nominees for election to the Board are:Nominees: 1a Dr. David Baltimore 1b Mr. Frank J. Biondi, Jr 1c Mr. Francois de Carbonnel 1d Mr. Jerry D. Choate 1e Dr. Vance D. Coffman 1f Mr. Frederick W. Gluck 1g. Dr. Rebecca M. Henderson 1h. Mr. Frank C. Herringer 1i. Dr. Gillbert S. Omenn 1j. Ms. Judith C. Pelham 1k, Adm. J. Paul Resson, USN 1l Mr. Leonard D. Schaeffer 1m. Mr. Kevin W. Sharer	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31,2010	For	Issuer	For	With
3a	Stockholder Proposal #1(Shareholder Action by written comsent)	For	Issuer	For	With
3b	Stockholder Proposal #2(Equity Retention Policy)	Against	Issuer	For	With

AMGEN INC.

Ticker Symbol:AMG	Cusip Number:031162100
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	NOMINEES	For	Issuer	For	With
2	Ernst & Young LLP	For	Issuer	For	With
3	3A	For	Issuer	For	N/A
3	3B	For	Issuer	For	With

APPLE

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/28/2009	Meeting Date: 2/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To approve amendments to the apple inc. 2003 employee stock	For	Issuer	For	With
3	To approve amendments to the apple inc. 1997 director stock	For	Issuer	For	With
3	To approve amendments to the apple inc. 1997 director stock	For	Issuer	For	With
4	To hold an advisory vote on executive compensation	For	Issuer	For	With
5	To ratify the appointment of Ernst & Young LLP as the company's independent RPA	For	Issuer	For	With
6	To consider a shareholder proposal entitled ""sustainability""	Against	Issuer	Against	With
7	To consider a shareholder proposal entitled ""amend corporate""	Against	Issuer	Against	With

AU OPTRONICS CORP.

Ticker Symbol:AUO	Cusip Number:002255107
Record Date: 4/20/2010	Meeting Date: 6/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
B1	Accept 2009 business report and financial statements	For	Issuer	For	With
B2	Accept appropriation of retained earnings for 2009 losses	For	Issuer	For	With
D1	Approve proposal for revision to ""handlig procedures for providing endorsements and guarantees for third parties"" and ""handling procedures for capital lending""	For	Issuer	For	With
D2	Approve proposal of releasing directors from non-competition restrictions	For	Issuer	For	With

BAKER HUGHES INCORPORATED

Ticker Symbol:BHI	Cusip Number:057224OIH
Record Date: 2/11/2010	Meeting Date: 3/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	approve the issuance of shares of baker hughes	For	Issuer	For	With
2	approve the amendment 2002 director & officer long-term incentive plan	For	Issuer	For	With
3	approve the amendment 2002 employee long-term incentive plan	For	Issuer	For	With
4	authorize the baker hughes broad of directors	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 1/7/2010	Meeting Date: 2/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A proposal to adopt an amendment to th bank of america to increase common shares from 10 billion to 11.3 billion	For	Issuer	For	With
2	a proposal to approve the adjournment of the special meeting	For	Issuer	For	With

BJ SERVICES COMPANY

Ticker Symbol:BJS	Cusip Number:055482OIH
Record Date: 2/11/2010	Meeting Date: 3/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	sdopt the agreement and plan of merger, dated as of august 30, 2009	For	Issuer	For	With
2	authorize the bj services company broad of directors, in its discretion, to adjourn the special meeting to a later date	For	Issuer	For	With

CAMERON INTERNATIONAL CORPORATION

Ticker Symbol:CAM	Cusip Number:13342BOIH
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Michael E. Patrick	For	Issuer	For	With
1B	Election of Dirctor: Jon Erik Reinhardsen	For	Issuer	For	With
1C	Election of Director: Bruce W. Wilkinson	For	Issuer	For	With
2	Ratification of the appointment of independent registered	For	Issuer	For	With

CLAYMORE GLOBAL SOLAR ENERGY

Ticker Symbol:TAN	Cusip Number:18383M621
Record Date: 11/13/2009	Meeting Date: 2/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	to approve new investment advisory	For	Issuer	For	With

CLAYMORE GLOBAL SOLAR ENERGY INDEX

Ticker Symbol:TAN	Cusip Number:18383M621
Record Date: 11/13/2009	Meeting Date: 3/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement	For	Issuer	For	With

COACH

Ticker Symbol:COH	Cusip Number:189754104
Record Date: 9/8/2009	Meeting Date: 11/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To preapprove the performance criteria	For	Issuer	For	With
3	To vote on stockholder proposal	Against	Issuer	Against	With

DELL INC

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/22/2009	Meeting Date: 7/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratification of Independt Auditor	For	Issuer	For	With
SH1	Reimbursement of Proxy Expenses	For	Issuer	Against	Against
SH2	Adopt Simple Majority Vote	For	Issuer	Against	Against

DRYSHIPS

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 8/7/2009	Meeting Date: 9/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Approve the appoinemtnt of Deloitte Hadjipavlou Sofianos Cambanis as independent auditor	For	Issuer	For	With

DRYSHIPS INC.

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 8/7/2009	Meeting Date: 9/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To approve the appointment of Deloitte Hadjipavlou Sofianos & Cambanis as independent auditor	For	Issuer	For	With

ENSCO INTERNATIONAL

Ticker Symbol:ESV	Cusip Number:26874QOIH
Record Date: 11/16/2009	Meeting Date: 12/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Agreement and plan of merge and reorganization	For	Issuer	For	With

EXTERRAN HOLDINGS, INC.

Ticker Symbol:EXH	Cusip Number:30225XOIH
Record Date: 3/11/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Patification of the appointment of deloitte & touch LLP as	For	Issuer	For	With
3	Approval of amendment NO.3 to the exterran holdings, INC.	For	Issuer	For	With

HEWLETT-PACKARD

Ticker Symbol:HPQ	Cusip Number:42836103
Record Date: 1/19/2010	Meeting Date: 3/17/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of independent registered public accounting	For	Issuer	For	With
3	approve amendment to 2004 stock incentive plan	For	Issuer	For	With
4	proposal to conduct an annual advisory vote on executive compensation	For	Issuer	For	With

HIMAX TECHNOLOGIES

Ticker Symbol:HIMX	Cusip Number:43289P106
Record Date: 6/25/2009	Meeting Date: 8/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	to adopt the 2008 audited accounts and financial reports	For	Issuer	For	With
2	re-elect and election of directors	For	Issuer	For	With
3	to approve the increase of authorised share capital, bonus issue, share consolidation and amendment	For	Issuer	For	With
4	to waive and dis-apply any and all reemptive rights of offerings re cash capital increase	For	Issuer	For	With
5	to re-instate the existing amended and restated memorandum and articles of association of the company where the company aborts the application to list its share on the Taiwan stock exchange	For	Issuer	For	With

HUMANA INC.

Ticker Symbol:HUM	Cusip Number:444859102
Record Date: 2/26/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director:David A. Jones,JR	For	Issuer	For	With
1B	Election of director:Frank A. D'amelio	For	Issuer	For	With
1C	Election of director:W.Roy Dunbar	For	Issuer	For	With
1D	Election of director: Kurt J. Hilzinger	For	Issuer	For	With
1E	Election of director:Michael B.Mccallister	For	Issuer	For	With
1F	Election of director: William J.Mcdonald	For	Issuer	For	With
1G	Election of director: William E.Mitchell	For	Issuer	For	With
1H	Election of director:David B.NASH,M.D	For	Issuer	For	With
1I	Election of director: James J.O'Brien	For	Issuer	For	With
1J	Election of director:Marissa T.Peterson	For	Issuer	For	With
1K	Election of director: W. Ann Reynolds,PH.D	For	Issuer	For	With

JOY GLOBAL

Ticker Symbol:JOYG	Cusip Number:481165108
Record Date: 1/8/2010	Meeting Date: 3/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RATIFICATION OF eRNEST & yOUNG as independent registered public accounting firm	For	Issuer	For	With

LA-Z-BOY INCORPORATED

Ticker Symbol:LZB	Cusip Number:505336107
Record Date: 6/24/2009	Meeting Date: 8/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	for all nominees	For	Issuer	For	With

MEDTRONIC INC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/29/2009	Meeting Date: 8/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To ratify the appointment of pricewaterhousecoopers as independent registered public accounting firm	For	Issuer	For	With
3	To approve an amendment to the mestronic 2005 employees stock repurchase plan	For	Issuer	For	With
4	To approve an amendment to the medtronic 2008 stock award and incentive plan	For	Issuer	For	With

MERCK & CO.

Ticker Symbol:MRK	Cusip Number:589331107
Record Date: 6/22/2009	Meeting Date: 8/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	proposal to approve the agreement and plan of merger with schering-plough	For	Issuer	For	With

METLIFE, INC

Ticker Symbol:MET	Cusip Number:59156R108
Record Date: 3/1/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratification of the appointment of deloitte&touche LLP as	For	Issuer	For	With
3	Shareholder proposal on cumulative voting	For	Issuer	For	With

MGM

Ticker Symbol:MGM	Cusip Number:55293101
Record Date: 4/21/2010	Meeting Date: 6/15/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To ratify the selection of the independent registered public	For	Issuer	For	With
3	To amend and restate the certificate of incorporation of the	For	Issuer	For	With
4	To consider a stockholder proposal if presented at the annual	For	Issuer	For	With
5	To transact such other business as may properly come before the	For	Issuer	For	With

MGM MIRAGE

Ticker Symbol:MGM	Cusip Number:552953101
Record Date: 6/12/2009	Meeting Date: 8/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	to ratify the selection of the independent registered public accounting firm	For	Issuer	For	With
2	to consider a stockholder proposal if presented at the annual meeting	For	Issuer	N/A	N/A
3	to transact such other business as may properly come before the meeting or any adjournments thereof	For	Issuer	N/A	N/A

MOSAIC CO

Ticker Symbol:MOS	Cusip Number:61945A107
Record Date: 8/10/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elecction of directors	For	Issuer	For	With

NABORS INDUSTRIES LTD.

Ticker Symbol: NBR	Cusip Number:G6359FOIH
Record Date: 4/1/2010	Meeting Date: 6/1/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Appointment of PriceWaterHouseCoopers LLP as independent auditor.	For	Issuer	For	With
3	Adopt a Pay-For-Superior-Performance standard in executive compensation plan.	Against	Issuer	Against	With
4	Adopt an advisory resolution to ratify the compensation of the named executive officers.	Against	Issuer	Against	With
5	Adopt a bye-law providing that the chairman of the board be an independent director.	Against	Issuer	Against	With
6	Require all directors to stand for election annually.	For	Issuer	Against	With

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:H5833NOIH
Record Date: 9/4/2009	Meeting Date: 10/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Approval of the amendment and restatement of the 1991 stock option and restricked stock plan effective as of october 29, 2009	For	Issuer	For	With

NOKIA CORPORATION

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 2/5/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	resolution on the remuneration of the member of the board of directors	For	Issuer	For	With
11	resolution on the number of members of the broad of directors	For	Issuer	For	With
13	resolution on the remuneration of aditor	For	Issuer	For	With
14	election of auditor	For	Issuer	For	With
15	resolution on the amendment of the articles of association	For	Issuer	For	With
16	resolve to repurchase the company's own shares	For	Issuer	For	With
17	resolve on the issuance of shares and special tights entitling to shares	For	Issuer	For	With
7	adoption of the annual accounts	For	Issuer	For	With
8	resolution of the profit	For	Issuer	For	With
9	resolution on the discharge of the members of the board of directors	For	Issuer	For	With

NRG ENERGY

Ticker Symbol:NRG	Cusip Number:629377508
Record Date: 6/17/2009	Meeting Date: 7/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	to expand the size of nrg board of directors	For	Issuer	For	With
3	election of directors	For	Issuer	For	With
4	to repeal any amendments to the NRG amended and restated by the nrg board of directors	For	Issuer	For	With
5	to adopt the nrg energy amended and restated long-term incentive plan	For	Issuer	For	With
6	to adopt the nrg energy inc amended and restated annual incentive plan	For	Issuer	For	With
7	to approve the amendment to article six of the amended and restated certificate of incorporation amending the voting standard for uncontested director eclections to procide the majority voting	For	Issuer	For	With
8	to ratify the appointment of KPMG llc as independent registered public accounting firm	For	Issuer	For	With
9	to approve stockholder's proposal to prepare a report describing the impact of NRG's involvement with the carbon principles on the environment	For	Issuer	N/A	N/A

ORACLE CORPORATION

Ticker Symbol:ORCL	Cusip Number:68389X105
Record Date: 8/10/2009	Meeting Date: 10/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Proposal for approval of 2010 executive bonus plan	For	Issuer	For	With
3	Proposal to ratify the selection of Ernest & Young LLP as independent registered accounting firm	For	Issuer	For	With
4	Stockholder proposal regarding special stockholder meetings	Against	Issuer	Against	With
5	Stockholder proposal regarding advisory vote on executive compensation	Against	Issuer	Against	With
6	Stockholder proposal regarding equity retention policy	Against	Issuer	Against	With

PFIZER INC.

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 4/22/2010	Meeting Date: 2/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Directors: Nominee: Dennis A. Ausiello	For	Issuer	For	With
1b	Michael S. Brown	For	Issuer	For	With
1c	M. Anthony Burns	For	Issuer	For	With
1e	W. Don Cornwell	For	Issuer	For	With
1f	Frances D. Fergusson	For	Issuer	For	With
1g	William H. Gray	For	Issuer	For	With
1h	Constance J. Horner	For	Issuer	For	With
1i	James M. Kilts	For	Issuer	For	With
1j	Jeffrey B. Kindler	For	Issuer	For	With
1k	George A. Lorch	For	Issuer	For	With
1l	John P. Mascotte	For	Issuer	For	With
1m	Suzanne Nora Johnson	For	Issuer	For	With
1n	Stephen W. Sanger	For	Issuer	For	With
1o	William C. Steere, Jr.	For	Issuer	For	With
3	Advisory vote on executive compensation	Against	Issuer	For	With

PROCTER & GAMBLE

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 8/4/2009	Meeting Date: 10/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With

RESEARCH IN MOTION

Ticker Symbol:RIMM	Cusip Number:760975102
Record Date: 5/26/2009	Meeting Date: 7/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	in respect of the re-appointment of ernset & young llp as independent auditors of the company and authorizing the directors to fix their remuneration	For	Issuer	For	With

ROWN COMPANIES, INC.

Ticker Symbol:RDC	Cusip Number:779382OIH
Record Date: 3/3/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: WILLIAM T. FOX	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: SIR GRAHAM HEARNE	For	Issuer	For	With
1C	ELECTION OF DIRECTOR:H.E. LENTZ	For	Issuer	For	With
1D	ELECTION OF DIRECTOR:P.DEXTER PEACOOK	For	Issuer	For	With
2	APPROVE AMENDMENTS TO THE COMPANY'S RESTATED CERTIFICATE OF	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF DELOITTE &TOUCH LLP AS INDEPENDENT	For	Issuer	For	With

SCHLUMBERGER LIMITED

Ticker Symbol:SLB	Cusip Number:806857OIH
Record Date: 2/17/2010	Meeting Date: 4/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Proposal to adopt and approve financials and dividends	For	Issuer	For	With
3	Proposal to approve the adoption of the schlumberger 2010 stock	For	Issuer	For	With
4	Proposal to approve the adoption of an amendment to the schlumbberger discounted stock purchase plan	For	Issuer	For	With
5	Proposal to approve independent registered public accounting firm	For	Issuer	For	With

SILICON MOTION TECHNOLOGY

Ticker Symbol:SIMO	Cusip Number:82706C108
Record Date: 8/11/2009	Meeting Date: 9/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Mr. Kenneth Kuan-Ming Lin to fill the vacancy of independent director	For	Issuer	For	With
2	To ratify selection of Deloitte & Touche as independent auditors	For	Issuer	For	With

STARBUCKS

Ticker Symbol:SBUX	Cusip Number:855244109
Record Date: 1/14/2010	Meeting Date: 3/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of all directors	For	Issuer	For	With
2	ratification of deloitte & touche llp	For	Issuer	For	With
3	shareholder proposal	Against	Issuer	Against	With

SUNTECH POWER HOLDINGS CO

Ticker Symbol:STP	Cusip Number:86800C104
Record Date: 7/1/2009	Meeting Date: 8/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	amend the company;s equity incentive plan	For	Issuer	For	With
2	extend the company's equity incentive plan	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MFG. CO. LTD

Ticker Symbol:TSM	Cusip Number:874039100
Record Date: 4/19/2010	Meeting Date: 6/15/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ACCEPT 2009 BUSINESS REPORT AND FINANCIAL STATEMENTS	For	Issuer	For	With
2	TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2009 PROFITS	For	Issuer	For	With
3	TO REVISE THE ARTICLES OF INCORPORATION	For	Issuer	For	With
4	TO REVISE THE POLICIES AND PROCEDURES FOR FINANCIAL DERIVATIVES	For	Issuer	For	With

THE MANITOWOC COMAPNY, INC

Ticker Symbol:MTW	Cusip Number:563571108
Record Date: 2/26/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	The approval of the 2003 incentives stock and awards plan	For	Issuer	For	With
3	The ratification of the appointment of pricewaterhousecoopers	For	Issuer	For	With

TRANSOCEAN, LTD

Ticker Symbol:RIG	Cusip Number:H8817HOIH
Record Date: 3/15/2010	Meeting Date: 5/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the 2009 annual report, the consolidated financial	For	Issuer	For	With
2	Discharge of the members of the board of directors & executive	For	Issuer	For	With
3	Appropriation of available earnings for fiscal year 2009 to be	For	Issuer	For	With
4	Change of the company's place of incorporation in switerland	For	Issuer	For	With
5	Renewal of the company's authorized share capital	For	Issuer	For	With
6	Distribution to shareholders in the form of a par value	For	Issuer	For	With
7	Amendments to the articles of association to reflect the swiss	For	Issuer	For	With
8A	Election of director: Steven L. Newman	For	Issuer	For	With
8B	Reelection of director:Thomas W. Cason	For	Issuer	For	With
8C	Reelection of director: Robert M.Sprague	For	Issuer	For	With
8D	Reelection of director: J. Michael Talbert	For	Issuer	For	With
8E	Reelection of director: John L. Whitmire	For	Issuer	For	With
9	Appointment of ernst & young LLP as the company's independent	For	Issuer	For	With

WALT DISNEY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/11/2010	Meeting Date: 3/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	pricewaterhouse	For	Issuer	For	With
3	amended 2005 stock incentive plan	For	Issuer	For	With
4	approve amendment to interestd person	For	Issuer	For	With
5	approve amendment to Bylaw	For	Issuer	For	With
6	approve tracking stock	For	Issuer	For	With
7	aoorive amendment to broad transition	For	Issuer	For	With
8	approve shareholder vote on executive compensation	Against	Issuer	Against	With
9	approve ex-gay	Against	Issuer	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Trustee

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Chief Financial Officer

Date: August 16, 2010

*Print the name and title of each signing officer under his or her signature.